Expense Example, No Redemption - PRUDENTIAL DAY ONE 2035 FUND	Sep. 29, 2020 USD ($)
Class R1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 117
Expense Example, No Redemption, 3 Years	6,595
Expense Example, No Redemption, 5 Years	8,099
Expense Example, No Redemption, 10 Years	8,542
Class R2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	1,186
Expense Example, No Redemption, 5 Years	2,274
Expense Example, No Redemption, 10 Years	4,970
Class R3
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	409
Expense Example, No Redemption, 5 Years	765
Expense Example, No Redemption, 10 Years	1,767
Class R4
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	10,501
Expense Example, No Redemption, 5 Years	10,501
Expense Example, No Redemption, 10 Years	10,501
Class R5
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	2,389
Expense Example, No Redemption, 5 Years	4,407
Expense Example, No Redemption, 10 Years	8,340
Class R6
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	41
Expense Example, No Redemption, 3 Years	267
Expense Example, No Redemption, 5 Years	512
Expense Example, No Redemption, 10 Years	$ 1,213